SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
SHARE CAPITAL [Text Block]

8. SHARE CAPITAL

a. Authorized share capital

The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

b. Financing

On July 29, 2021, Western completed a brokered private placement of flow-through common shares (the "FT Shares"). The Company issued a total of 2,670,000 FT Shares at a price of $3.00 per FT Share for aggregate gross proceeds of $8,010,000. Issuance costs related to the private placement totaled $694,788. A flow through premium liability of $1,655,400 was recognized. Refer note 7.

On May 31, 2021, Rio Tinto Canada Inc. ("Rio Tinto") completed a strategic investment in Western by way of a private placement of the Company's common shares. The Company sold 11,808,490 common shares at a price of $2.17 per common share for gross proceeds of $25,624,423. The Company incurred $865,829 in costs associated with the private placement.